SCHEDULE H, LINE 4a SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 001 - USD ($)							12 Months Ended
	Jul. 23, 2025	Apr. 23, 2025	Mar. 21, 2025	Feb. 21, 2025	Jan. 23, 2025	Mar. 22, 2024	Dec. 31, 2025
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number							94-3234914
Plan number							001
Participant Contributions Transferred Late to Plan, Late Participant Loan Repayments are not included	$ 4,868	$ 2,142	$ 2,402	$ 46,346	$ 83,590	$ 12,554	$ 151,902
Total that Constitutes Nonexempt Prohibited Transactions, Contributions Corrected Outside VFCP							4,544
Total that Constitutes Nonexempt Prohibited Transactions, Contributions Pending Correction Outside VFCP							$ 147,358